SCHEDULE III-SUPPLEMENTARY INSURANCE INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary insurance information
Deferred policy acquisition costs	$ 52,105	$ 40,242	$ 40,510
Unpaid losses and settlement expenses, gross	1,150,714	1,173,943	1,146,460
Unearned premiums, gross	341,267	301,537	312,527
Net premiums earned	538,452	493,382	491,961
Incurred losses and settlement expenses current year	310,145	284,575	269,965
Incurred losses and settlement expenses prior year	(110,061)	(83,243)	(66,577)
Policy acquisition costs	183,868	156,894	164,195
Other operating expenses	44,312	38,584	39,768
Net premiums written	549,638	485,140	469,916
Casualty segment
Supplementary insurance information
Deferred policy acquisition costs	18,507	13,439	14,240
Unpaid losses and settlement expenses, gross	973,077	1,005,935	1,018,241
Unearned premiums, gross	171,768	157,249	170,513
Net premiums earned	236,198	232,047	265,957
Incurred losses and settlement expenses current year	168,983	179,463	188,889
Incurred losses and settlement expenses prior year	(83,892)	(64,602)	(65,523)
Policy acquisition costs	67,495	59,628	69,956
Other operating expenses	22,215	20,474	21,932
Net premiums written	238,611	223,253	242,463
Property segment
Supplementary insurance information
Deferred policy acquisition costs	14,474	12,658	12,512
Unpaid losses and settlement expenses, gross	133,861	134,691	95,428
Unearned premiums, gross	103,346	93,265	93,339
Net premiums earned	203,660	181,645	155,303
Incurred losses and settlement expenses current year	120,422	90,734	65,172
Incurred losses and settlement expenses prior year	(18,453)	(8,271)	3,434
Policy acquisition costs	57,878	52,847	51,958
Other operating expenses	13,481	12,043	11,551
Net premiums written	210,904	179,899	152,889
Surety segment
Supplementary insurance information
Deferred policy acquisition costs	19,124	14,145	13,758
Unpaid losses and settlement expenses, gross	43,776	33,317	32,791
Unearned premiums, gross	66,153	51,023	48,675
Net premiums earned	98,594	79,690	70,701
Incurred losses and settlement expenses current year	20,740	14,378	15,904
Incurred losses and settlement expenses prior year	(7,716)	(10,370)	(4,488)
Policy acquisition costs	58,495	44,419	42,281
Other operating expenses	8,616	6,067	6,285
Net premiums written	$ 100,123	$ 81,988	$ 74,564